UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  October 29, 2004
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  125096


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105	730    9126  SH       SOLE       NONE     0    0        9126
Abbott Labs              COM            002824100      2736   64594  SH       SOLE       NONE     0    0       64594
American Int'l Group     COM            026874107      6053   89025  SH       SOLE       NONE     0    0       89025
American Std Inc Del	 COM		029712106	553   14211  SH	      SOLE       NONE     0    0       14211
Amgen Inc                COM            031162100      1082   19054  SH       SOLE       NONE     0    0       19054
Anheuser Busch           COM            035229103      3939   78859  SH       SOLE       NONE     0    0       78859
Applied Materials Inc    COM            038222105      1583   95969  SH       SOLE       NONE     0    0       95969
Automatic Data Processi  COM            053015103      2622   63452  SH       SOLE       NONE     0    0       63452
BellSouth		 COM		079860102	204    7530  SH       SOLE       NONE     0    0        7530
Berkshire Hathaway       Class B        084670207      5136    1789  SH       SOLE       NONE     0    0        1789
Bristol Myers Squibb Co  COM            110122108      1204   50856  SH       SOLE       NONE     0    0       50856
Chevrontexaco Corp       COM            166764100      2302   42908  SH       SOLE       NONE     0    0       42908
Cisco Systems Inc	 COM		17275R102	414   22866  SH	      SOLE       NONE     0    0       22866
Citigroup                COM            172967101      6273  142188  SH       SOLE       NONE     0    0      142188
Corning Inc              COM            219350105       978   88311  SH       SOLE       NONE     0    0       88311
Eli Lilly                COM            532457108       759   12646  SH       SOLE       NONE     0    0       12646
Exxon Mobil              COM            30231G102      1988   41141  SH       SOLE       NONE     0    0       41141
Fannie Mae               COM            313586109      5537   87332  SH       SOLE       NONE     0    0       87332
FEDEX Corp               COM            31428X106      1512   17640  SH       SOLE       NONE     0    0       17640
Fifth Third Bancorp      COM            316773100       719   14611  SH       SOLE       NONE     0    0       14611
First Data Corp          COM            319963104      6234  143300  SH       SOLE       NONE     0    0      143300
Freddie Mac              COM            313400301      1698   26031  SH       SOLE       NONE     0    0       26031
Gannett Company          COM            364730101      2525   30141  SH       SOLE       NONE     0    0       30141
General Electric         COM            369604103      7003  208537  SH       SOLE       NONE     0    0      208537
Hershey Foods Corp	 COM		427866108	761   16298  SH       SOLE       NONE	  0    0       16298
IBM                      COM            459200101      5644   65830  SH       SOLE       NONE     0    0       65830
Intel                    COM            458140100      3601  179524  SH       SOLE       NONE     0    0      179524
J.P. Morgan Chase & Co.  COM            46625H100      3888   97873  SH       SOLE       NONE     0    0       97873
Jefferson Pilot          COM            475070108      2177   43831  SH       SOLE       NONE     0    0       43831
Johnson & Johnson        COM            478160104      4619   81991  SH       SOLE       NONE     0    0       81991
Johnson Controls         COM            478366107      3202   56359  SH       SOLE       NONE     0    0       56359
Merck & Co Inc           COM            589331107      1252   37946  SH       SOLE       NONE     0    0       37946
MGIC Investment Corp     COM            552848103      1965   29521  SH       SOLE       NONE     0    0       29521
Microsoft Corp           COM            594918104      4386  158629  SH       SOLE       NONE     0    0      158629
MRV Communications Inc.	 COM		553477100	 39   15650  SH       SOLE       NONE     0    0       15650
Oracle Corp              COM            68389X105      2102  186377  SH       SOLE       NONE     0    0      186377
Pepsico Inc              COM            713448108      1120   23028  SH       SOLE       NONE     0    0       23028
Pfizer Inc.              COM            717081103      3215  105064  SH       SOLE       NONE     0    0      105064
Pitney Bowes Inc         COM            724479100       293    6636  SH       SOLE       NONE     0    0        6636
Proctor & Gamble         COM            742718109      4990   92200  SH       SOLE       NONE     0    0       92200
Smucker J M Company New  COM NEW        832696405       604   13597  SH       SOLE       NONE     0    0       13597
SunTrust		 COM		867914103	979   13909  SH       SOLE       NONE     0    0       13909
Sysco Corp		 COM		871829107	336   11245  SH       SOLE       NONE     0    0       11245
The St Paul Companies I  COM            792860108       468   14144  SH       SOLE       NONE     0    0       14144
Union Bankshares Corp	 COM		905399101	256    8208  SH       SOLE       NONE	  0    0        8208
United Parcel Service    Class B        911312106      1323   17429  SH       SOLE       NONE     0    0       17429
Varian Medical Systems   COM            92220P105      2724   78786  SH       SOLE       NONE     0    0       78786
Wal-Mart                 COM            931142103      1899   35699  SH       SOLE       NONE     0    0       35699
Washington Mutual        COM            939322103      3394   86857  SH       SOLE       NONE     0    0       86857
Wells Fargo              COM            949746101      2666   44703  SH       SOLE       NONE     0    0       44703
Wrigley Wm Jr Co         COM            982526105      1389   21935  SH       SOLE       NONE     0    0       21935
Wyeth                    COM            983024100      1187   31730  SH       SOLE       NONE     0    0       31730
Zimmer Holdings Inc      COM            98956P102       833   10541  SH       SOLE       NONE     0    0       10541
